INCOME TAX - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ (747,702)	$ (1,558,286)	$ (394,138)
Deferred	(2,149,251)	(772,605)	(3,699,019)
Total	$ (2,896,953)	$ (2,330,891)	$ (4,093,157)